Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Burning Rock Biotech Ltd
Entity Central Index Key	0001792267
Current Fiscal Year End Date	--12-31
Entity File Number	001-39316
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	BNR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	670,191
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value US$0.0002 per share
Trading Symbol	BNR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	87,223,641
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,324,848